Commitments and Contingent Liabilities (Details) ₪ in Thousands, $ in Thousands					1 Months Ended	12 Months Ended
	Dec. 04, 2018 USD ($)	Dec. 04, 2018 ILS (₪)	Apr. 09, 2017 USD ($)	Apr. 09, 2017 ILS (₪)	Feb. 17, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 ILS (₪)
Commitments and Contingent Liabilities (Textual)
Royalty commitments, description						The Company is required to pay royalties at the rate of 3.5% of sales of products developed with funds provided by the OCS, up to an amount equal to 100% of the research and development grants (dollar-linked) received from the OCS	The Company is required to pay royalties at the rate of 3.5% of sales of products developed with funds provided by the OCS, up to an amount equal to 100% of the research and development grants (dollar-linked) received from the OCS
Outstanding contingent obligation to pay royalties						$ 3,794
Litigation settlement amount	$ 500		$ 750			$ 222
NIS [Member]
Commitments and Contingent Liabilities (Textual)
Litigation settlement amount | ₪		₪ 1,800		₪ 2,600			₪ 850
Settlement Agreement [Member]
Commitments and Contingent Liabilities (Textual)
Contributed the deductible amount					$ 35